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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 28-10673
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -----------------------
Title:   Chief Executive Officer
         -----------------------
Phone:   514-849-8777
         -----------------------

Signature, Place, and Date of Signing:

         Jerome Pfund,
    Chief Executive Officer       Montreal, Quebec, Canada      February 1, 2005
    -----------------------       ------------------------      ----------------
          [Signature]              [City, State, Country]            [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                         --------------------

Form 13F Information Table Entry Total:  69
                                         --------------------

Form 13F Information Table Value Total:  $1,922,700
                                         --------------------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OR CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ --------- ------ -------- ------

AFFYMETRIX INC                 COMMON      00826T108   47046   1287170    SH              SOLE                   0   1287170
ALEXION PHARM INC              COMMON      015351109   48326   1917692    SH              SOLE               82895   1834797
ALKERMES INC                   COMMON      01642T108   70965   5036521    SH              SOLE                1010   5035511
ALLERGAN INC                   COMMON      018490102    7296     90000    SH              SOLE                   0     90000
AMERICAN PHARMACEUTICALS       Common      02886P109    2402     64201    SH              SOLE                   0     64201
AMGEN INC                      COMMON      031162100  159232   2482188    SH              SOLE               88410   2393778
AMGEN INC.                     Common      031162100    5728     89300    SH    PUT       SOLE               80600      8700
AMYLIN PHARM INC               COMMON      032346108   62777   2687370    SH              SOLE               95860   2591510
ANADYS PHARMACEUTICL           COMMON      03252Q408    1789    238850    SH              SOLE              103550    135300
ARIAD PHARMACEUTICAL           COMMON      04033A100    1008    135600    SH              SOLE              135600         0
ASTRALIS LTD                   WARRANT     046352100     438    600000    SH              SOLE              600000         0
ASTRAZENECA                    SP ADR      046353108    5113    140500    SH    PUT       SOLE              122500     18000
ASTRAZENECA                    SP ADR      046353108   10425    286470    SH              SOLE              123470    163000
BARR PHARMACEUTICALS           COMMON      068306109    8592    188677    SH              SOLE                 385    188292
BIOGEN IDEC INC                COMMON      09062X103   57413    861932    SH              SOLE                   0    861932
BOSTON LIFE (REST)             WARRANT     100843408     513    900000    SH              SOLE                   0    900000
BRISTOL MYERS                  Common      110122108    2383     93000    SH    PUT       SOLE               88000      5000
BRISTOL MYERS SQUIBB           COMMON      110122108   10551    411830    SH              SOLE              178530    233300
CELGENE CORP                   COMMON      151020104   79548   2999534    SH              SOLE                   0   2999534
CEPHALON INC                   COMMON      156708109   41124    808250    SH              SOLE                   0    808250
CHIRON CORP                    COMMON      170040109   85174   2555470    SH              SOLE               89470   2466000
CHIRON CORP                    Common      170040109    3306     99200    SH    PUT       SOLE               88900     10300
CONNETICS CORP                 COMMON      208192104    2745    113000    SH              SOLE                   0    113000
CRITICAL THERAPEUTIC           COMMON      22674T105    4337    542117    SH              SOLE               67961    474156
CV THERAPEUTICS INC            COMMON      126667104   18623    809700    SH              SOLE               67700    742000
CYTOKINETICS INC               COMMON      23282W100     254     24800    SH              SOLE                   0     24800
DYAX CORP                      COMMON      26746E103     722    100000    SH              SOLE              100000         0
ELAN PLC                       SP ADR      284131208    6758    248000    SH              SOLE                   0    248000
ENDO PHARM HLDGS INC           COMMON      29264F205    9794    466170    SH              SOLE                 770    465400
EON LABS INC                   COMMON      29412E100    5360    198500    SH              SOLE                   0    198500
FIRST HORIZON PHARM            COMMON      32051K106    2541    111000    SH              SOLE                   0    111000
FOREST LABS INC                COMMON      345838106    5563    124000    SH              SOLE                   0    124000
GENENTECH INC                  COMMON      368710406   29479    541500    SH              SOLE                   0    541500
GENZYME CORP                   COMMON      372917104  110150   1896855    SH              SOLE                   0   1896855
GILEAD SCIENCES INC            COMMON      375558103   74344   2124720    SH              SOLE                   0   2124720
HUMAN GENOME SCI               COMMON      444903108   41644   3464534    SH              SOLE                   0   3464534
ICOS CORP                      COMMON      449295104   86337   3052950    SH              SOLE              102250   2950700
IMCLONE SYSTEMS INC            COMMON      45245W109   60896   1321520    SH              SOLE                   0   1321520
INTERMUNE INC                  COMMON      45884X103   61739   4656070    SH              SOLE              213640   4442430
INVITROGEN CORP                COMMON      46185R100   68637   1022449    SH              SOLE                   0   1022449


IVAX CORP                      COMMON      465823102    7913    500200    SH              SOLE              138900    361300
K V PHARMACEUTICAL             CLASS A     482740206    3431    155600    SH              SOLE                   0    155600
KERYX BIOPHARMACEUT            COMMON      492515101    1603    138530    SH              SOLE                 830    137700
KING PHARMACEUTICALS           COMMON      495582108    5799    467700    SH              SOLE              129200    338500
MEDAREX INC                    COMMON      583916101   28763   2668195    SH              SOLE              125400   2542795
MEDICINES CO                   COMMON      584688105  100508   3489860    SH              SOLE              112480   3377380
MEDIMMUNE INC                  COMMON      584699102   90482   3337600    SH              SOLE                 360   3337240
MGI PHARMA INC                 COMMON      552880106   10610    378780    SH              SOLE               82380    296400
MILLENNIUM PHARMA              COMMON      599902103   28004   2306739    SH              SOLE                   0   2306739
MOMENTA PHARMACEUTIC           COMMON      60877T100    4275    605591    SH              SOLE               98230    507361
MYLAN LABS INC                 COMMON      628530107    2033    115000    SH              SOLE                   0    115000
NABI BIOPHARMACEUTIC           COMMON      629519109   45458   3102922    SH              SOLE              202901   2900021
NPS PHARMACEUTICALS            COMMON      62936P103   51768   2831933    SH              SOLE              110230   2721703
ONYX PHARMACEUTICALS           COMMON      683399109   58392   1802780    SH              SOLE               70580   1732200
OSCIENT PHARMA CORP            COMMON      68812R105     712    195043    SH              SOLE                   0    195043
OSCIENT PHARMA CORP            ESCROW      68812R105     355     97099    SH              SOLE                   0     97099
OSI PHARMACEUTICALS            COMMON      671040103   26685    356510    SH              SOLE                   0    356510
PALATIN TECHNO                 WARRANT     696077304     170    166667    SH              SOLE                   0    166667
PALATIN TECHNOLOGIES           COMMON      696077304    3661   1376326    SH              SOLE                   0   1376326
PFIZER INC                     COMMON      717081103   11785    438250    SH              SOLE              208250    230000
PFIZER INC                     Common      717081103    6373    237000    SH    PUT       SOLE              207000     30000
RENOVIS INC                    COMMON      759885106     692     48108    SH              SOLE               48108         0
SEPRACOR INC                   COMMON      817315104   50151    844718    SH              SOLE               28800    815918
TARO PHARM INDS LTD             ORD        M8737E108    2052     60300    SH              SOLE                   0     60300
TEVA PHARMACEUTICAL            SP ADR      881624209   11690    391500    SH              SOLE               77500    314000
VERTEX PHARMACEUTICL           COMMON      92532F100   37183   3517811    SH              SOLE              134500   3383311
VICURON PHARMA                 COMMON      926471103   26248   1507627    SH              SOLE                 590   1507037
WATSON PHARMACEUTCLS           COMMON      942683103    3379    103000    SH              SOLE                   0    103000
XENOGEN (REST)                 COMMON      98410R108    1453    207632    SH              SOLE                   0    207632

GRAND TOTAL                    69                    1922700